Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 419,950,000
Previously Paid Amount	0
Total Fee Amount	36,535.65
Total Offset Amount	0
Net Fee	$ 36,535.65
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false